Equity Incentive Plans and Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock-Based Compensation Expense
Stock-based compensation expense related to stock options is included in the following line items in the accompanying condensed consolidated statements of operations for the nine months ended September 30, 2012 and 2013 (in thousands):

	Nine Months Ended September 30,
	2012	2013
Cost of revenue	$38	$159
Sales and marketing	121	439
Research and development	74	264
General and administrative	160	571
	$393	$1,433

Stock-based compensation expense related to stock options is included in the following line items in the accompanying consolidated statements of operations for the years ended December 31 (in thousands):

	2010	2011	2012
Cost of revenue	$21	$15	$64
Sales and marketing	59	16	224
Research and development	38	58	105
General and administrative	216	111	245
	$334	$200	$638

Summary of Weighted-Average Assumptions Used for Estimating Fair Value of Stock Granted
The following table summarizes the assumptions used for estimating the fair value of stock options granted for the nine months ended September 30, 2012 and 2013:

	Nine Months Ended September 30,
	2012	2013
Risk-free interest rate	0.4% - 0.9%	0.3% - 1.7%
Expected term (years)	5.00 - 6.25	5.00 - 6.25
Expected volatility	51% - 61%	49% - 59%
Dividend yield	0%	0%
Weighted average grant date fair value	$3.07	$4.73

The following table summarizes the assumptions used for estimating the fair value of stock options granted for the years ended December 31:

	2010	2011	2012
Risk-free interest rate	0.5% - 3.0%	0.4% - 2.0%	0.1% - 0.9%
Expected term (years)	6.25	6.25	4.00 - 6.25
Expected volatility	39% - 55%	28% - 56%	49% - 60%
Dividend yield	0%	0%	0%
Weighted average grant date fair value	$0.64	$0.80	$2.88

Summary of Stock Option Activity
The following is a summary of stock option activity for the nine months ended September 30, 2013:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding options as of December 31, 2012	2,202,712	$3.84
Granted	681,713	11.38
Exercised	(217,047)	4.14
Forfeited	(72,454)	7.74
Expired	(25,531)	2.53
Outstanding options as of September 30, 2013	2,569,393	$5.75	7.46	$79,336
Exercisable as of September 30, 2013	1,333,663	$2.98	6.09	$44,876
Vested and expected to vest as of September 30, 2013	2,408,183	$5.47	7.35	$75,030

The following is a summary of the option activity for the year ended December 31, 2012:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding balance at December 31, 2011	1,936,191	$2.08
Granted	647,750	8.16
Exercised	(124,624)	1.76
Forfeited	(94,701)	2.40
Expired	(161,904)	1.92
Outstanding balance at December 31, 2012	2,202,712	$3.84	7.16	$10,843
Exercisable at December 31, 2012	1,180,913	$2.24	5.73	$7,710
Vested and expected to vest at December 31, 2012	2,067,549	$3.68	7.03	$10,549